Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries - Supplemental Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 128.7		$ 171.8	$ 153.7	$ 109.0
Restricted cash	20.2		27.2
Accounts receivable, net	487.1		468.4
Notes receivable, net	167.7		188.7
Inventories	248.5		265.6
Prepaid expenses, deposits and other current assets	123.3		183.5
Property and equipment, net	794.0		1,012.8
Investment in subsidiaries	0.0		0.0
Goodwill	3,013.7	$ 3,085.2	4,108.3	1,183.1
Intangible assets, net	1,920.0		2,251.6
Intercompany balances	0.0		0.0
Software, net	485.9		592.7
Other assets	343.1		450.5
Total assets	7,732.2	8,215.1	9,721.1	4,109.6
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	50.3		50.6
Other current liabilities	603.6		605.2
Long-term debt, excluding current portion	8,156.7		8,262.3
Other long-term liabilities	417.1		799.1
Intercompany balances	0.0		0.0
Stockholders’ (deficit) equity	(1,495.5)	(1,380.8)	3.9	375.0
Total liabilities and stockholders' (deficit) equity	7,732.2	$ 8,215.1	9,721.1
Eliminating Entries
ASSETS
Cash and cash equivalents	0.0		0.0	0.0	0.0
Restricted cash	0.0		0.0
Accounts receivable, net	0.0		0.0
Notes receivable, net	0.0		0.0
Inventories	(12.2)		(27.8)
Prepaid expenses, deposits and other current assets	0.0		0.0
Property and equipment, net	(11.5)		(9.3)
Investment in subsidiaries	(4,976.7)		(6,807.9)
Goodwill	0.0		0.0
Intangible assets, net	0.0		0.0
Intercompany balances	(5,857.1)		(6,441.2)
Software, net	0.0		0.0
Other assets	(306.3)		12.0
Total assets	(11,163.8)		(13,274.2)
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	0.0		0.0
Other current liabilities	0.0		0.0
Long-term debt, excluding current portion	0.0		0.0
Other long-term liabilities	(306.3)		12.0
Intercompany balances	(5,857.1)		(6,441.2)
Stockholders’ (deficit) equity	(5,000.4)		(6,845.0)
Total liabilities and stockholders' (deficit) equity	(11,163.8)		(13,274.2)
Parent Company | Operating Segments
ASSETS
Cash and cash equivalents	43.2		37.9	57.3	27.1
Restricted cash	0.0		0.0
Accounts receivable, net	0.0		0.0
Notes receivable, net	0.0		0.0
Inventories	0.0		0.0
Prepaid expenses, deposits and other current assets	26.8		56.4
Property and equipment, net	8.2		0.5
Investment in subsidiaries	3,319.6		4,749.0
Goodwill	0.0		0.0
Intangible assets, net	138.3		162.0
Intercompany balances	0.0		0.0
Software, net	35.6		15.6
Other assets	232.5		8.3
Total assets	3,804.2		5,029.7
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	0.0		0.0
Other current liabilities	63.7		68.2
Long-term debt, excluding current portion	248.0		247.2
Other long-term liabilities	119.1		136.2
Intercompany balances	4,868.9		4,574.2
Stockholders’ (deficit) equity	(1,495.5)		3.9
Total liabilities and stockholders' (deficit) equity	3,804.2		5,029.7
SGI | Operating Segments
ASSETS
Cash and cash equivalents	0.0		0.1	0.0	0.4
Restricted cash	0.0		0.0
Accounts receivable, net	94.6		61.8
Notes receivable, net	0.0		0.0
Inventories	36.9		35.2
Prepaid expenses, deposits and other current assets	7.0		3.4
Property and equipment, net	106.4		119.5
Investment in subsidiaries	838.1		953.4
Goodwill	186.0		253.6
Intangible assets, net	39.8		42.2
Intercompany balances	5,857.1		6,441.2
Software, net	32.7		32.9
Other assets	123.4		55.2
Total assets	7,322.0		7,998.5
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	43.0		43.0
Other current liabilities	150.5		118.0
Long-term debt, excluding current portion	7,890.3		7,987.4
Other long-term liabilities	14.5		59.1
Intercompany balances	0.0		0.0
Stockholders’ (deficit) equity	(776.3)		(209.0)
Total liabilities and stockholders' (deficit) equity	7,322.0		7,998.5
Guarantor Subsidiaries | Operating Segments
ASSETS
Cash and cash equivalents	0.5		27.3	26.0	2.4
Restricted cash	20.0		27.1
Accounts receivable, net	223.0		201.7
Notes receivable, net	114.2		136.6
Inventories	104.2		133.8
Prepaid expenses, deposits and other current assets	51.0		79.9
Property and equipment, net	501.1		658.9
Investment in subsidiaries	819.0		1,105.5
Goodwill	1,934.0		2,725.0
Intangible assets, net	1,505.0		1,754.8
Intercompany balances	0.0		0.0
Software, net	358.0		467.3
Other assets	51.8		78.6
Total assets	5,681.8		7,396.5
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	0.0		0.0
Other current liabilities	238.8		230.4
Long-term debt, excluding current portion	0.0		0.0
Other long-term liabilities	502.1		543.0
Intercompany balances	966.8		1,547.8
Stockholders’ (deficit) equity	3,974.1		5,075.3
Total liabilities and stockholders' (deficit) equity	5,681.8		7,396.5
Non-Guarantor Subsidiaries | Operating Segments
ASSETS
Cash and cash equivalents	85.0		106.5	$ 70.4	$ 79.1
Restricted cash	0.2		0.1
Accounts receivable, net	169.5		204.9
Notes receivable, net	53.5		52.1
Inventories	119.6		124.4
Prepaid expenses, deposits and other current assets	38.5		43.8
Property and equipment, net	189.8		243.2
Investment in subsidiaries	0.0		0.0
Goodwill	893.7		1,129.7
Intangible assets, net	236.9		292.6
Intercompany balances	0.0		0.0
Software, net	59.6		76.9
Other assets	241.7		296.4
Total assets	2,088.0		2,570.6
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current portion of long-term debt	7.3		7.6
Other current liabilities	150.6		188.6
Long-term debt, excluding current portion	18.4		27.7
Other long-term liabilities	87.7		48.8
Intercompany balances	21.4		319.2
Stockholders’ (deficit) equity	1,802.6		1,978.7
Total liabilities and stockholders' (deficit) equity	$ 2,088.0		$ 2,570.6